W.P. Stewart & Co. Growth Fund
SUMMARY SECTION
Investment Objective
The investment objective of W.P. Stewart & Co. Growth Fund (the “Fund”) is to earn capital gains.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	W.P. Stewart & Co. Growth Fund W.P. Stewart & Co. Growth Fund Shares
Maximum sales charge (load) imposed on purchases	none
Maximum deferred sales charge (load)	none
Redemption fee if redeemed within 60 days of purchase (as a percentage of amount redeemed)	1.00%
Wire fee	20.00
Overnight check delivery fee	15.00
Retirement account fees (annual maintenance and full redemption requests)	15.00

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		W.P. Stewart & Co. Growth Fund W.P. Stewart & Co. Growth Fund Shares
Management fees		1.00%
Distribution (Rule 12b-1) fee		none
Other expenses		0.93%
Total annual fund operating expenses	[1]	1.93%
Expense reimbursement	[1]	(0.70%)
Total annual fund operating expenses after fee waiver and/or expense reimbursements	[1]	1.23%
[1]	The Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses , as applicable, (excluding taxes , leverage interest, brokerage commissions, dividend or interest expenses on short sales, acquired fund fees and expenses, as determined in accordance with Form N-1A, expenses incurred in connection with any merger or acquisition or extraordinary expenses such as litigation expenses) do not exceed 1.23% of average daily net assets of the Fund. This agreement is effective until April 30, 2014, and may be terminated before that date only by the Trust's Board of Trustees. The Fund's advisor is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it reimbursed for three years from the date of any such waiver or reimbursement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
W.P. Stewart & Co. Growth Fund W.P. Stewart & Co. Growth Fund Shares	125	538	977	2,197

Portfolio Turnover

The Fund pays transaction costs , such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 34% of the average value of its portfolio.

Principal Investment Strategies

The Fund’s advisor seeks to achieve the Fund’s investment objective of capital gains (i.e., growth in the value of the Fund’s shares) by investing primarily in common stocks of U.S. companies listed on the New York Stock Exchange based on a variety of factors. Such factors include: a company’s record and projections of profit and earnings growth, accuracy and availability of information with respect to the company, success and experience of management, accessibility of management to the Fund’s advisor, product lines and competitive position both in the United States and abroad, lack of cyclicality, large market capitalization and liquidity of the company’s securities. The Fund primarily invests in large-market capitalization companies, which the Fund’s advisor defines as companies that have market capitalizations of $5 billion or more (“large-cap”).

Principal Risks of Investing

The Fund’s principal risks are described below. Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause you to lose part or all of your investment in the Fund.

Market and Equity Risk. Your Fund shares can go down in value, so you may lose money by investing in the Fund. The price of the Fund’s shares may be more volatile than the price of shares of funds investing in other types of equity securities or primarily in fixed income securities. The price of common stocks tends to fluctuate more dramatically than other types of investments. These price movements may result from economic, political and regulatory factors affecting individual companies, industries or securities markets as a whole.

Growth Stock Risk. The price of growth stocks may be particularly volatile. Because the companies that issue these stocks usually reinvest a high portion of earnings in their own businesses, they may lack the dividend yield associated with value stocks that can cushion total return in a declining market. Also, because investors buy growth stocks based on their expected earnings growth, earnings disappointments often result in sharp price declines.

Large-Cap Risk. In certain market cycles, the stocks of small- or mid-cap companies may outperform the stocks of large-cap companies.

Non-Diversification Risk. The Fund is a “non-diversified” investment company, which means that the Fund may invest a larger portion of its assets in fewer companies than a diversified investment company. This increases the risks of investing in the Fund since the performance of each stock has a greater impact on the Fund’s performance. To the extent that the Fund invests a relatively high percentage of its assets in securities of a limited number of companies, the Fund may also be more susceptible than a diversified investment company to any single economic, political or regulatory occurrence.

Management Risk. No method of fundamental or technical analysis, including that employed by the Fund’s advisor, has been proven to provide a guaranteed rate of return adjusted for investment risk.

Suitability. Because the Fund invests a high percentage of its assets in a limited number of common stocks, the Fund may not represent a complete investment program.

Performance

The information shown below reflects the historical performance of the W.P. Stewart & Co. Growth Fund, Inc., a Maryland corporation (the “Predecessor Fund”) and of the Fund. Effective as of the close of business on November 30, 2009, the Predecessor Fund was reorganized into the Fund. The Predecessor Fund and the Fund have identical investment objectives and strategies and the same investment advisor. The performance information provided below indicates some of the risks of investing in the Fund by showing changes in the Predecessor Fund’s and the Fund’s performance from year to year and by comparing the performance of the Predecessor Fund and the Fund with the performance of a broad-based market index. The table below illustrates the Predecessor Fund’s and the Fund’s total return compared with a broad-based securities market index. Updated performance information is available on the Fund’s website at www.wpstewart.com/WPSCOGF.aspx.

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results. The Fund may not perform at the same level in the future.

Annual Total Returns

During the 10-year period shown in the bar chart, the highest return for a quarter was 17.10% (quarter ended March 31, 2012) and the lowest return for a quarter was -20.33% (quarter ended December 31, 2008).

Average Annual Total Returns (for periods ended December 31, 2012)
Average Annual Total Returns W.P. Stewart & Co. Growth Fund		1 Year	5 Years	10 Years	Since Inception	Inception Date
W.P. Stewart & Co. Growth Fund Shares		15.87%	3.76%	6.43%	7.69%	Feb. 28, 1994
W.P. Stewart & Co. Growth Fund Shares - Return After Taxes on Distributions	[1]	15.87%	3.58%	5.78%	6.81%	Feb. 28, 1994
W.P. Stewart & Co. Growth Fund Shares - Return After Taxes on Distributions and Sale of Fund Shares	[1]	10.32%	3.18%	5.52%	6.57%	Feb. 28, 1994
S&P 500® Index (reflects no deduction for fees, expenses or taxes)		16.00%	1.66%	7.10%	8.16%	Feb. 28, 1994
[1]	After-tax returns are estimated and based on calculations using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.